Restatement of Previously Issued Financial Statements - Schedule of statements of operations (Detail) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Operations
Loss from operations	$ (904,257)	$ (78,788)	$ (306,904)
Other income (expense):
Warrant issuance costs		(889,980)	(889,980)
Change in fair value of derivative warrant liabilities	8,973,000	(4,517,335)	(16,260,669)
Interest earned on Trust Account		1,764	82,119
Total other income (expense)		(5,405,551)	(17,068,530)
Income (loss) before provision for income taxes	8,134,222	(5,484,339)	(17,375,434)
Provision for income taxes	0	0	0
Net loss	$ 8,134,222	(5,484,339)	(17,375,434)
As Previously Reported [Member]
Statement of Operations
Loss from operations		(78,788)	(306,904)
Other income (expense):
Warrant issuance costs
Change in fair value of derivative warrant liabilities
Interest earned on Trust Account		1,764	82,119
Total other income (expense)		1,764	82,119
Income (loss) before provision for income taxes		(77,024)	(224,785)
Provision for income taxes		0	0
Net loss		(77,024)	(224,785)
Restatement Adjustment [Member]
Statement of Operations
Loss from operations
Other income (expense):
Warrant issuance costs		(889,980)	(889,980)
Change in fair value of derivative warrant liabilities		(4,517,335)	(16,260,669)
Interest earned on Trust Account
Total other income (expense)		(5,407,315)	(17,150,649)
Income (loss) before provision for income taxes		(5,407,315)	(17,150,649)
Provision for income taxes		0	0
Net loss		$ (5,407,315)	$ (17,150,649)
Class A Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of common stock	34,500,000	34,500,000	34,500,000
Net income per share of common stock - basic and diluted	$ 0.00
Class A Common Stock [Member] | As Previously Reported [Member]
Other income (expense):
Weighted average shares outstanding of common stock		34,500,000	34,500,000
Class A Common Stock [Member] | Restatement Adjustment [Member]
Other income (expense):
Weighted average shares outstanding of common stock
Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of common stock	8,625,000	8,625,000	8,030,048
Net income per share of common stock - basic and diluted	$ 0.94	$ (0.64)	$ (2.16)
Class B Common Stock [Member] | As Previously Reported [Member]
Other income (expense):
Weighted average shares outstanding of common stock		8,625,000	8,030,048
Net income per share of common stock - basic and diluted		$ (0.01)	$ (0.03)